Basis of preparation (Tables)	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Summary of Effect of Changes in Foreign Exchange Rates

Brazilian Real x U.S. Dollar	Jun 2018	Mar 2018	Dec 2017	Sep 2017	Jun 2017	Mar 2017
Quarterly average exchange rate	3.61	3.24	3.25	3.16	3.22	3.15
Period-end exchange rate	3.86	3.32	3.31	3.17	3.31	3.17